Business Combinations - Summary of Impact of Acquisitions by Comprehensive Income (Detail) $ in Thousands, $ in Thousands	2 Months Ended	8 Months Ended			12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)
SPIL [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)				$ 7,627,382
SPIL [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue				$ 61,247,727
AMPI [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)			$ (217,163)
AMPI [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue			$ 704,243
ASEEE [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)		$ (469,598)
ASEEE [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue		$ (1,159)
FAFG [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)					$ 91,179	$ 3,247
FAFG [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue					$ 2,043,440	$ 72,772
USIPL [member]
Disclosure of detailed information about business combination [Line Items]
Net Profit (loss)	$ (11,995)
USIPL [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of detailed information about business combination [Line Items]
Operating revenue	$ 39,080